Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Net EPS

The following table sets forth the computation of basic and diluted net earnings per share (in millions, except per share data):

	Three-month period ended June 30,		Six-month period ended June 30,
	2013	2012	2013	2012
Net earnings	$93.5	$71.7	$134.0	$99.8

Weighted average number of common shares outstanding	127.3	119.7	126.7	118.0
Dilutive effect of stock options using the treasury stock method	1.6	1.5	1.5	1.5

Weighted average number of common and common equivalent shares outstanding	128.9	121.2	128.2	119.5

Basic net earnings per share	$0.73	$0.60	$1.06	$0.85

Diluted net earnings per share	$0.73	$0.59	$1.04	$0.83

The following table sets forth the computation of basic and diluted net earnings per share (in millions, except per share data):

	Year Ended December 31,
	2012	2011	2010
Earnings from continuing operations	$195.0	$144.1	$163.3
Earnings from discontinued operations	—	—	10.8

Net earnings	$195.0	$144.1	$174.1

Weighted average number of common shares outstanding	121.0	111.7	104.8
Dilutive effect of stock options using the treasury stock method	1.5	0.8	0.3

Weighted average number of common and common equivalent shares outstanding	122.5	112.5	105.1

Basic net earnings per share:
Earnings from continuing operations	$1.61	$1.29	$1.56
Earnings from discontinued operations	—	—	0.10

Net earnings	$1.61	$1.29	$1.66

Diluted net earnings per share:
Earnings from continuing operations	$1.59	$1.28	$1.56
Earnings from discontinued operations	—	—	0.10

Net earnings	$1.59	$1.28	$1.66